Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 260.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 18.5%
Altar Bidco, Inc. 9.108% due 02/01/2030 ~		$700	$665
Altice France SA 10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		1,588	1,594
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		1,089	780
Envision Healthcare Corp. 11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		3,864	3,980
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		1,300	1,269
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		1,962	1,967
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		1,228	833
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		164	164
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		28	23
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		220	184
Mercury Aggregator LP TBD% due 04/03/2027 «~		971	0
Newfold Digital Holdings Group, Inc. 9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		104	79
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	1,000	1,319
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		$5,033	4,308
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		106	77
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	1,000	347
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		5,052	5,708
Steenbok Lux Finco 2 SARL 1TBD% due 12/31/2028 ~		12,450	3,343
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		2,000	2,031
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$298	262
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		4,720	4,372
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		2,443	2,488
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		3,959	3,739
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		2	1

Total Loan Participations and Assignments (Cost $50,742)			39,533

CORPORATE BONDS & NOTES 35.3%
BANKING & FINANCE 9.8%
Antares Holdings LP 6.350% due 10/23/2029 (i)		1,500	1,486
Armor Holdco, Inc. 8.500% due 11/15/2029 (i)		1,300	1,188
BGC Group, Inc. 6.600% due 06/10/2029 (i)		1,000	1,032
CI Financial Corp. 7.500% due 05/30/2029 (i)		1,300	1,365
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (b)	EUR	153	92
Credit Suisse AG AT1 Claim		$600	210
EPR Properties 3.750% due 08/15/2029		100	96
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (i)		400	380
6.500% due 06/04/2029 (i)		700	703
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (i)		2,400	2,291
Ford Motor Credit Co. LLC 5.676% (SOFRRATE + 2.030%) due 03/20/2028 ~(i)		1,900	1,904
GLP Capital LP/GLP Financing II, Inc. 5.625% due 03/01/2036 (i)		900	876

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		100	97
6.150% due 01/15/2031 (i)		2,300	2,344
ION Platform Finance SARL
6.500% due 09/30/2030	EUR	1,400	1,352
7.875% due 05/01/2029		100	108
Marex Group PLC
5.829% due 05/08/2028 (i)		$200	202
6.404% due 11/04/2029 (i)		1,000	1,030
Nissan Motor Acceptance Co. LLC 5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~(i)		665	660
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	5,074	953
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (i)		$2,638	2,484

			20,853

INDUSTRIALS 21.4%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033		857	780
Altice France SA 9.500% due 11/01/2029 (i)		869	879
APLD ComputeCo 2 LLC 6.750% due 03/15/2031		100	99
Beignet Investor LLC 6.581% due 05/30/2049 (i)		4,200	4,321
Centene Corp.
2.450% due 07/15/2028 (i)		900	839
3.000% due 10/15/2030 (i)		900	789
3.375% due 02/15/2030		200	181
4.625% due 12/15/2029 (i)		250	237
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		50	37
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029		50	36
CVS Pass-Through Trust 7.507% due 01/10/2032 (i)		420	444
DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,529
5.750% due 12/01/2028		3,000	2,903
Ecopetrol SA
6.875% due 04/29/2030 (i)		2,860	2,865
7.750% due 02/01/2032 (i)		1,300	1,314
Flora Food Management BV 7.500% due 10/31/2030	EUR	200	229
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		$1,710	1,411
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	1,870	2,147
HF Sinclair Corp. 6.250% due 01/15/2035 (i)		$1,000	1,033
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(b)		3,993	3,993
Incora Top Holdco LLC 6.000% due 01/30/2033 «(h)		2,775	4,203
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (i)		417	395
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)		630	570
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (i)		300	310
Newfold Digital Holdings Group, Inc. 9.419% due 04/30/2029		2,130	1,281
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (i)		2,100	1,909
Petroleos Mexicanos
6.700% due 02/16/2032 (i)		784	768
6.840% due 01/23/2030 (i)		200	201
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		513	504
Topaz Solar Farms LLC 4.875% due 09/30/2039 (i)		602	545
U.S. Renal Care, Inc. 10.625% due 06/28/2028		1,454	1,214
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	300	280
United Airlines Pass-Through Trust 4.150% due 02/25/2033		$61	60
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	50,000	4,230
Viridien
8.500% due 10/15/2030	EUR	543	660

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

10.000% due 10/15/2030 (i)		$316	337

			45,533

UTILITIES 4.1%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	4	50
Edison International 6.250% due 03/15/2030 (i)		$100	104
NGD Holdings BV 6.750% due 12/31/2026		957	892
Nova Securitisation SARL
5.750% due 02/03/2031 (i)		1,100	1,065
6.500% due 02/03/2036 (i)		1,100	1,048
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(b)(c)		2,472	1,199
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(b)(c)		2,231	24
Peru LNG SRL 5.375% due 03/22/2030 (i)		1,867	1,814
SW Finance I PLC 1.625% due 03/30/2027	GBP	800	1,016
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (i)		$1,600	1,555

			8,767

Total Corporate Bonds & Notes (Cost $80,099)			75,153

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (b)	EUR	178	107
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 (f)(h)		$433	49

			156

INDUSTRIALS 0.1%
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	300	331

Total Convertible Bonds & Notes (Cost $600)			487

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		$45	41

MICHIGAN 1.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		2,983	2,300

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		25,300	2,351

Total Municipal Bonds & Notes (Cost $5,994)			4,692

U.S. GOVERNMENT AGENCIES 153.1%
Federal Home Loan Mortgage Corp.
5.500% due 04/01/2039 (i)		641	660
6.000% due 02/01/2033 - 02/01/2034		23	23
6.500% due 06/01/2029 - 07/01/2037		51	52
7.000% due 03/01/2031 - 12/01/2036		102	105
7.500% due 04/01/2026 - 03/01/2037		98	99
8.000% due 12/01/2026		1	1
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.010% due 11/25/2045 ~(a)		5,336	162
Federal Home Loan Mortgage Corp. REMICS
0.578% due 11/15/2048 •(a)(i)		3,997	155
2.224% due 04/25/2048 - 11/25/2049 •(a)(i)		22,150	2,790
2.229% due 11/15/2038 ~(a)(i)		4,533	234
2.314% due 05/15/2038 ~(a)		1,340	118
2.374% due 05/25/2050 •(a)		477	57
2.513% due 08/15/2036 ~(a)		444	31
3.000% due 11/25/2050 (a)(i)		7,131	1,295
3.000% due 01/25/2051 (a)		412	74
3.500% due 05/25/2050 (a)		429	80
5.500% due 06/15/2041 (i)		792	816
6.000% due 12/15/2028 - 03/15/2035		280	289
6.500% due 02/15/2028 - 06/15/2032		448	462

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

6.500% due 07/15/2032 (i)	148	155
7.000% due 07/15/2027 - 06/15/2031	197	202
7.500% due 03/15/2028	2	2
8.000% due 04/15/2030	5	5
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.162% due 10/25/2041 •(i)	2,800	2,880
11.462% due 11/25/2041 •(i)	2,800	2,896
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.455% due 07/25/2032 ~	50	46
6.500% due 02/25/2043 - 10/25/2043	133	136
6.500% due 09/25/2043 ~	31	32
6.500% due 03/25/2044 (i)	956	956
7.000% due 02/25/2043 - 10/25/2043	244	251
7.500% due 02/25/2042	14	15
Federal National Mortgage Association
4.000% due 06/01/2047 - 03/01/2048	158	152
4.000% due 09/01/2047 - 11/01/2047 (i)	4,122	3,950
4.500% due 03/01/2028 - 08/01/2041	86	86
6.000% due 12/01/2032 - 10/01/2036	91	93
6.000% due 04/01/2035 - 06/01/2040 (i)	1,167	1,223
6.135% due 09/01/2028 •	1	1
6.500% due 11/01/2028 - 11/01/2047	441	460
6.500% due 04/01/2037 (i)	100	101
7.000% due 07/01/2034 - 01/01/2047	25	26
8.000% due 09/01/2027 - 11/01/2031	20	21
Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	374	387
6.500% due 12/25/2041 - 08/25/2042	810	841
7.000% due 07/25/2042 - 11/25/2043	56	58
7.500% due 11/25/2040 - 07/25/2042	146	149
7.500% due 06/19/2041 ~	50	52
8.000% due 06/19/2041 ~	469	483
Federal National Mortgage Association Interest STRIPS 5.000% due 07/25/2037 (a)	317	43
Federal National Mortgage Association REMICS
0.000% due 02/25/2052 •(a)	99,572	309
1.126% due 12/25/2042 ~(a)	1,932	34
2.173% due 08/25/2054 ~(a)(i)	2,730	138
2.224% due 10/25/2049 •(a)(i)	5,151	690
2.274% due 02/25/2049 •(a)	47	4
2.324% due 07/25/2050 •(a)(i)	750	88
2.500% due 12/25/2027 (a)	113	1
2.974% due 07/25/2041 •(a)	140	4
3.000% due 06/25/2050 (a)(i)	930	171
3.500% due 07/25/2036 (a)(i)	1,825	157
3.500% due 07/25/2042 - 12/25/2049 (a)	264	29
4.000% due 06/25/2050 (a)(i)	472	88
4.500% due 07/25/2040	308	305
5.000% due 01/25/2038 (i)	1,451	1,466
5.000% due 07/25/2038	39	40
5.500% due 11/25/2032 (i)	770	786
5.500% due 12/25/2034 - 04/25/2035	492	505
5.750% due 06/25/2033	6	6
6.000% due 09/25/2031	25	26
6.500% due 09/25/2031 - 03/25/2032	163	166
6.850% due 12/18/2027	1	1
7.000% due 06/18/2027 - 03/25/2045	155	160
8.500% due 06/18/2027 - 06/25/2030	3	4
Federal National Mortgage Association REMICS Trust
4.312% due 02/25/2042 ~	175	174
4.550% due 09/25/2041 ~	118	119
4.668% due 12/25/2042 ~	11	11
4.978% due 10/25/2042 ~	4	5
5.024% due 10/25/2042 ~	116	118
5.807% due 08/25/2043	537	533
Federal National Mortgage Association Trust
6.500% due 09/25/2042 - 06/25/2044	316	323
7.000% due 02/25/2044	13	13
7.500% due 07/25/2042 - 06/25/2044	95	98
Government National Mortgage Association
3.500% due 03/20/2056	1,800	1,652
4.000% due 10/15/2051 - 03/15/2052 (i)	6,234	5,875
4.000% due 03/15/2052	36	34
6.000% due 04/15/2029 - 12/15/2038	186	192
6.000% due 11/15/2038 (i)	98	103
6.500% due 04/15/2032 - 01/20/2055	327	338
7.500% due 04/15/2027 - 02/15/2029	37	36
8.500% due 02/15/2031	4	4
Government National Mortgage Association REMICS
2.260% due 08/20/2049 - 09/20/2049 •(a)(i)	38,260	4,708
2.410% due 06/20/2047 •(a)(i)	4,091	505
Government National Mortgage Association, TBA
4.000% due 04/01/2056	3,700	3,466
4.500% due 06/01/2040	100	96
6.500% due 05/01/2056	600	622

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

U.S. Small Business Administration
5.510% due 11/01/2027		25	25
5.780% due 08/01/2027		1	1
5.820% due 07/01/2027		2	2
Uniform Mortgage-Backed Security, TBA
4.500% due 04/01/2056		2,060	1,988
5.000% due 04/01/2056 - 05/01/2056		10,300	10,148
6.000% due 06/01/2056		16,000	16,286
6.500% due 05/01/2056 - 06/01/2056		233,900	241,785
7.000% due 05/01/2056		7,700	8,101
Vendee Mortgage Trust
6.500% due 03/15/2029		13	13
6.750% due 06/15/2026		2	2
7.500% due 09/15/2030		398	414

Total U.S. Government Agencies (Cost $344,540)			326,173

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
4.875% due 08/15/2045		197	197
U.S. Treasury Notes
4.250% due 08/15/2035		197	196

Total U.S. Treasury Obligations (Cost $404)			393

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.8%
Adjustable Rate Mortgage Trust
6.297% due 07/25/2035 ~		92	92
6.542% due 08/25/2035 ~		89	89
Ashford Hospitality Trust 5.245% due 04/15/2035 •(i)		2,200	2,189
Atrium Hotel Portfolio Trust 5.470% due 12/15/2036 •(i)		1,600	1,573
Banc of America Mortgage Trust 4.758% due 02/25/2035 ~		3	3
BCAP LLC Trust 4.182% due 07/26/2036 ~		78	65
Bear Stearns ALT-A Trust 4.132% due 08/25/2036 ~		196	88
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		32	32
CHL Mortgage Pass-Through Trust
4.433% due 03/25/2035 •		536	468
5.240% due 08/25/2034 ~		93	91
5.663% due 03/25/2046 •		484	423
CHL Reperforming Loan REMICS Trust
7.500% due 11/25/2034		80	82
7.500% due 06/25/2035		16	17
CLNY Trust 6.059% due 11/15/2038 •(i)		1,000	959
COMM Mortgage Trust 9.787% due 12/15/2038 •		1,380	1,271
Countrywide Alternative Loan Trust 4.213% due 07/25/2046 •		724	674
CSFB Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		30	30
CSMC Mortgage-Backed Trust 6.500% due 03/25/2036		731	76
CSMC Trust 3.431% due 11/10/2032		1,200	1,017
Eurosail-U.K. PLC
5.465% due 09/13/2045 •	GBP	1,582	1,972
6.115% due 09/13/2045 •		1,130	1,346
7.715% due 09/13/2045 •		960	1,245
GC Pastor Hipotecario 5 FTA 2.278% due 06/21/2046 •	EUR	398	427
GMACM Mortgage Loan Trust 4.156% due 08/19/2034 ~		$13	12
GSAA Trust 6.000% due 04/01/2034		271	267
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (i)		1,078	1,131
7.500% due 06/19/2027 ~		9	9
8.000% due 09/19/2027 ~		232	228
GSR Mortgage Loan Trust
4.123% due 12/25/2034 •		27	25
IM Pastor 3 FTH 2.248% due 03/22/2043 •	EUR	125	128
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •(i)		$939	930
5.537% due 03/15/2036 •		900	753
5.537% due 12/15/2036 •		1,700	54
6.970% due 02/15/2035 •(i)		987	945
JP Morgan Mortgage Trust 5.860% due 10/25/2036 ~		539	408

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 3.830% due 10/25/2034 ~		183	169
MASTR Alternative Loan Trust
6.250% due 07/25/2036		181	90
7.000% due 04/25/2034		8	8
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		1,939	1,235
7.500% due 07/25/2035		1,018	655
Morgan Stanley Resecuritization Trust 4.259% due 12/26/2046 ~		5,454	5,005
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034 (i)		1,108	1,044
NACC Reperforming Loan REMICS Trust
7.000% due 10/25/2034		356	314
7.500% due 10/25/2034		1,068	957
New Orleans Hotel Trust 5.309% due 04/15/2032 •		1,000	987
Newgate Funding PLC
3.400% due 12/15/2050 •	EUR	933	1,035
3.650% due 12/15/2050 •		933	1,040
RALI Trust 6.000% due 08/25/2035		$529	471
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		2,114	1,021
6.250% due 12/26/2036 ~		5,180	1,634
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		106	95
8.500% due 11/25/2031		595	219
8.500% due 12/25/2031		4	2
Seasoned Credit Risk Transfer Trust 5.000% due 06/25/2065 ~		1,800	1,522
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		1,978	1,078
WaMu Mortgage Pass-Through Certificates Trust 5.348% due 05/25/2035 ~		34	33
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		22	23
7.500% due 04/25/2033		44	45
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~		2,558	2,301

Total Non-Agency Mortgage-Backed Securities (Cost $44,412)			40,102

ASSET-BACKED SECURITIES 4.5%
HOME EQUITY OTHER 1.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 7.318% due 11/25/2032 •		39	28
Bear Stearns Asset-Backed Securities I Trust 2.249% due 09/25/2034 •		39	40
Countrywide Asset-Backed Certificates Trust
4.193% due 06/25/2037 •(i)		1,230	1,260
4.212% due 11/25/2034 •(i)		2,297	2,026

			3,354

MANUFACTURING HOUSE ABS OTHER 0.0%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	1

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		27	24
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,417	244

			268

OTHER ABS 2.8%
ABSLT DE LLC 12.175% due 05/20/2033 «		2,000	1,967
ECAF I Ltd. 4.947% due 06/15/2040		480	446
Elmwood CLO II Ltd. 0.000% due 04/20/2034 ~		1,213	407
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~		500	29
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		250	89
Marlette Funding Trust 0.000% due 07/16/2029 «(f)		7	0
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •		10,387	1,524
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	1,071

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

0.000% due 02/16/2055 «(f)		0	408

			5,941

Total Asset-Backed Securities (Cost $24,572)			9,564

SOVEREIGN ISSUES 10.8%
Angola Government International Bonds
9.375% due 03/31/2033		300	297
9.875% due 03/31/2037		300	297
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		371	301
Argentina Republic Government International Bonds
1.000% due 07/09/2029		188	166
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ(i)		4,388	3,318
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		560	543
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	1,000	1,134
5.000% due 09/19/2032		800	873
5.375% due 01/21/2029		$2,200	2,182
5.625% due 02/19/2036	EUR	1,000	1,059
Colombia TES
11.000% due 08/22/2029	COP	1,023,700	258
11.750% due 01/24/2035		14,226,700	3,527
12.750% due 11/28/2040		1,032,300	274
13.250% due 02/09/2033		893,700	240
Dominican Republic International Bonds 10.500% due 03/15/2037 (i)	DOP	114,400	1,964
Egypt Government Bonds 19.698% due 10/14/2030	EGP	147,000	2,648
Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$6	6
0.000% due 01/03/2030 (f)		30	25
5.000% due 07/03/2029 þ		151	144
Romania Government International Bonds 5.125% due 09/24/2031 (i)	EUR	1,700	1,951
Turkiye Government Bonds
39.740% (BISTREFI) due 05/17/2028 ~	TRY	10,000	224
40.299% (BISTREFI) due 09/06/2028 ~		57,400	1,287
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(c)		$135	52
9.250% due 09/15/2027 ^(c)		171	82

Total Sovereign Issues (Cost $23,188)			22,926

		SHARES
COMMON STOCKS 9.2%
COMMUNICATION SERVICES 1.4%
Clear Channel Outdoor Holdings, Inc. (d)		291,816	692
iHeartMedia, Inc. Class A (d)		68,102	199
iHeartMedia, Inc. Class B «(d)		52,880	136
Promotora de Informaciones SA Class A (d)		207,627	72
SES SA «(d)		98,888	1,483
Uniti Group, Inc. (d)		32,871	308

			2,890

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(d)(h)		17,707,907	0

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA		323,500	2,823
Windstream Services LLC (d)		33,629	315
XBP Global Holdings, Inc. (d)		371	2

			3,140

HEALTH CARE 4.0%
AmSurg Corp. «(d)(h)		192,582	8,469

INDUSTRIALS 2.3%
Incora New Equity «(d)(h)		121,860	4,615
Luxco Co. Ltd. «(d)(h)		18,808	348
Westmoreland Mining Holdings «(d)(h)		69	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Westmoreland Mining LLC «(d)(h)		219	1

			4,964

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (d)		200,965	8
MNSN Holdings, Inc. «(d)(h)		1,054	65

			73

Total Common Stocks (Cost $19,092)			19,536

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035		6,551	61

Total Warrants (Cost $40)			61

PREFERRED SECURITIES 3.8%
BANKING & FINANCE 3.0%
ADLER Group SA «		906,702	0
Capital Farm Credit ACA 8.393% due 06/15/2026 •(g)		1,300,000	1,296
WAFC Voussoir «		5,005,830	5,006
Windstream Holdings II LLC 11.000% «		215	228

			6,530

INDUSTRIALS 0.8%
SVB Financial Trust
0.000% due 11/07/2032 (f)		5,040	0
11.000% due 11/07/2032		1,202	568
Syniverse Holdings, Inc. 12.500% «(h)		1,132,846	953
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(g)		110,000	110

			1,631

Total Preferred Securities (Cost $8,385)			8,161

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
VICI Properties, Inc.		33,427	913

Total Real Estate Investment Trusts (Cost $477)			913

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
EGYPT TREASURY BILLS 0.4%
24.108% due 08/04/2026 - 11/17/2026 (e)(f)	EGP	56,300	928

NIGERIA TREASURY BILLS 2.2%
26.904% due 06/11/2026 - 01/28/2027 (e)(f)	NGN	7,042,190	4,684

U.S. TREASURY BILLS 0.4%
3.655% due 04/21/2026 - 07/21/2026 (e)(f)(l)		$761	758

Total Short-Term Instruments (Cost $6,198)			6,370

Total Investments in Securities (Cost $608,743)			554,064

		SHARES
INVESTMENTS IN AFFILIATES 9.6%
SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III		2,099,495	20,447

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $20,446)	20,447

Total Investments in Affiliates (Cost $20,446)	20,447

Total Investments 269.6% (Cost $629,189)	$574,511
Financial Derivative Instruments (j)(k) 0.3%(Cost or Premiums, net $7,692)	650
Other Assets and Liabilities, net (169.9)%	(362,052)

Net Assets 100.0%	$213,109

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$8,047	$8,469	3.97%
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025	62	49	0.02
Incora New Equity	01/31/2025	5,919	4,615	2.17
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	2,775	4,203	1.97
Luxco Co. Ltd.	10/01/2025	331	348	0.16
MNSN Holdings, Inc.	03/16/2023 - 03/17/2023	12	65	0.03
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	1,118	953	0.45
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1	1	0.00

$18,265	$18,703	8.78%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	4.380%	03/18/2026	09/14/2026	$(4,983)	$(4,991)
4.830	01/27/2026	07/23/2026	(2,550)	(2,572)
5.170	01/22/2026	04/22/2026	(3,814)	(3,852)
BRC	4.070	03/13/2026	04/13/2026	(3,469)	(3,477)
BYR	3.850	12/12/2025	TBD(2)	(693)	(701)
4.130	02/03/2026	07/31/2026	(4,056)	(4,083)
4.130	03/10/2026	07/31/2026	(1,473)	(1,477)
4.130	03/18/2026	04/21/2026	(1,971)	(1,974)
CIB	3.790	03/12/2026	04/13/2026	(5,916)	(5,929)
DBL	3.950	03/26/2026	TBD(2)	(270)	(270)
4.100	03/06/2026	04/06/2026	(1,884)	(1,890)
4.120	03/13/2026	05/08/2026	(1,966)	(1,971)
4.620	03/13/2026	05/08/2026	(812)	(814)
4.670	03/13/2026	05/08/2026	(1,528)	(1,532)
DEU	3.960	02/13/2026	05/14/2026	(2,664)	(2,678)
GSC	3.790	03/12/2026	04/13/2026	(5,717)	(5,729)
IND	4.030	01/08/2026	04/08/2026	(1,284)	(1,296)
4.060	03/16/2026	06/16/2026	(190)	(190)
4.080	02/12/2026	05/13/2026	(597)	(600)
4.090	03/04/2026	06/04/2026	(1,131)	(1,134)
4.110	03/17/2026	06/16/2026	(1,249)	(283)
4.110	03/30/2026	06/16/2026	(472)	(472)
4.140	02/12/2026	05/13/2026	(692)	(696)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

4.150	01/08/2026	04/08/2026	(349)	(353)
4.150	01/28/2026	04/08/2026	(720)	(726)
4.160	03/16/2026	06/16/2026	(569)	(570)
4.160	03/17/2026	06/16/2026	(748)	(749)
4.190	01/16/2026	04/15/2026	(208)	(209)
4.210	02/09/2026	05/11/2026	(823)	(828)
4.390	01/16/2026	06/15/2026	(1,458)	(1,471)
JML	4.100	03/20/2026	05/01/2026	(2,813)	(2,816)
MSB	4.430	03/31/2026	09/30/2026	(1,278)	(1,278)
4.680	03/18/2026	07/16/2026	(707)	(708)
RCY	4.180	03/13/2026	04/13/2026	(615)	(616)
SBI	3.820	03/12/2026	04/13/2026	(3,883)	(3,891)
SOG	2.110	02/26/2026	TBD(2)	EUR	(1,720)	(1,992)
3.910	12/12/2025	TBD(2)	$(580)	(587)
3.990	03/10/2026	TBD(2)	(3,120)	(3,128)
4.090	01/08/2026	04/08/2026	(2,703)	(2,729)
4.090	02/03/2026	04/09/2026	(973)	(979)
4.090	02/05/2026	05/06/2026	(3,625)	(3,648)
4.100	01/21/2026	04/16/2026	(1,296)	(1,306)
4.190	01/08/2026	04/08/2026	(633)	(640)
4.190	03/17/2026	04/07/2026	(664)	(665)
4.190	03/17/2026	04/08/2026	(588)	(589)
4.210	02/09/2026	05/04/2026	(926)	(931)
4.220	02/26/2026	04/16/2026	(729)	(732)
4.220	03/17/2026	05/26/2026	(234)	(235)
TDM	3.770	12/12/2025	TBD(2)	(393)	(398)
3.900	12/12/2025	TBD(2)	(1,138)	(1,151)

Total Reverse Repurchase Agreements	$(82,536)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2041	$200	$(186)	$(184)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	1,950	(1,562)	(1,570)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	600	(503)	(504)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2056	1,840	(1,794)	(1,776)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2056	1,500	(1,442)	(1,446)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	140	(139)	(138)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	1,900	(1,915)	(1,906)

Total Short Sales (3.5)%	$(7,541)	$(7,524)

(i)	Securities with an aggregate market value of $92,831 and cash of $592 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(85,801) at a weighted average interest rate of 4.507%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2026	18	$1,999	$(41)	$4	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	4	$(963)	$15	$0	$0

Total Futures Contracts	$(26)	$4	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.213%	$900	$(3)	$1	$(2)	$0	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%		$500	$(5)	$12	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712		1,200	20	(5)	15	1	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		1,300	(5)	6	1	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,600	6	(3)	3	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		2,200	48	(99)	(51)	4	0
Stellantis NV	5.000	Quarterly	12/20/2030	1.874	EUR	200	38	(7)	31	1	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.088		100	(9)	0	(9)	0	(1)

							$93	$(96)	$(3)	$6	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	12,380	$(54)	$(474)	$(528)	$39	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	4,209	4,889	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		$3,200	(1)	84	83	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	55	55	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	88	87	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	25	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(69)	(78)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	131	(632)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	134	(1,174)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(1,991)	1,521	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	224	223	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	682	679	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(511)	(414)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(1,405)	(258)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	160	160	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		8,600	(26)	(507)	(533)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(175)	(288)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	(154)	(5,419)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(3,124)	(841)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	219	(35)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(309)	(355)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	593	(817)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	35	214	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	572	593	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(238)	21	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		77,540	410	(833)	(423)	82	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	1,490	1,325	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	1,083	6,032	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	3,924	5,904	0	(48)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		1,760	(32)	29	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	135	455	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	3	45	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(46)	52	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		250	(7)	6	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,490	(41)	62	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		1,640	32	61	93	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		4,400	(31)	1,692	1,661	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		4,100	(10)	1,713	1,703	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,400	(5)	559	554	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		5,700	537	2,283	2,820	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		3,500	(2)	1,646	1,644	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051		2,100	1	(920)	(919)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(1,148)	(1,254)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	1,680	2,808	19	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	379	379	0	(11)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		39,700	0	(329)	(329)	11	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	2,700	2	(65)	(63)	14	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,618	1,921	0	(22)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	434	457	4	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	(24)	45	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		1,300	14	(11)	3	1	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	2,200	(349)	(109)	(458)	0	(33)

							$7,940	$13,664	$21,604	$343	$(299)

Total Swap Agreements							$8,030	$13,569	$21,599	$349	$(300)

Cash of $5,494 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2026		CAD	100		$73		$1		$0
BOA		04/2026		BRL	590		113		0		(1)
		04/2026		DOP	30,347		495		2		(4)
		04/2026		JPY	21,825		137		0		(1)
		04/2026			$113		BRL	590	1		0
		05/2026		DOP	909		$14		0		(1)
		05/2026			$137		JPY	21,760	1		0
BRC		04/2026		TRY	78,967		$1,716		0		(26)
		04/2026			$3,092		TRY	138,990	17		0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

05/2026	TRY	21,245	$456	0	(2)
05/2026	$411	TRY	19,046	0	0
BSH	04/2026	JPY	120,636	$756	0	(5)
04/2026	$5,853	GBP	4,397	0	(33)
05/2026	GBP	4,397	$5,853	33	0
05/2026	$756	JPY	120,272	5	0
CBK	04/2026	COP	675,480	$178	0	(6)
06/2026	326,933	86	0	(2)
FAR	04/2026	EUR	1,906	2,213	10	0
04/2026	GBP	6,044	8,167	168	0
04/2026	JPY	150,202	941	0	(5)
04/2026	$232	EUR	199	0	(2)
04/2026	301	JPY	47,053	0	(5)
05/2026	941	149,749	5	0
GLM	04/2026	BRL	1,918	$361	0	(9)
04/2026	$359	BRL	1,918	11	0
05/2026	DOP	27,527	$426	0	(27)
06/2026	4,050	66	0	0
06/2026	$361	BRL	1,944	9	0
06/2026	177	MXN	3,097	0	(6)
07/2026	DOP	2,640	$43	0	0
08/2026	14,023	224	0	(4)
08/2026	NGN	29,925	19	0	(2)
09/2026	DOP	27,956	464	12	(1)
IND	04/2026	EUR	23,897	28,217	596	0
JPM	04/2026	MXN	3,119	174	0	0
MBC	04/2026	GBP	103	138	2	0
04/2026	JPY	46,430	290	0	(2)
04/2026	$614	EUR	531	1	(1)
04/2026	328	JPY	50,943	0	(7)
05/2026	290	46,290	2	0
NGF	04/2026	452	TRY	20,800	1	0
RYL	04/2026	2,976	EUR	2,540	0	(40)
SCX	04/2026	72	CAD	100	0	0
04/2026	273	EUR	235	0	(1)
04/2026	2,320	GBP	1,750	0	(3)
04/2026	237	JPY	37,005	0	(4)
05/2026	CAD	100	$72	0	0
11/2026	NGN	21,028	13	0	(1)
SOG	04/2026	EUR	2,206	2,610	60	0
04/2026	$28,546	EUR	24,722	45	(16)
04/2026	1,312	JPY	204,108	0	(26)
05/2026	EUR	24,142	$27,904	0	(44)
05/2026	JPY	337,000	2,121	0	(9)
06/2026	EGP	464	9	1	0
SSB	08/2026	COP	594,114	156	0	(1)
09/2026	12,795,420	3,299	0	(55)
UAG	04/2026	EUR	218	252	0	0
04/2026	$100	COP	371,785	1	0
06/2026	COP	377,270	$100	0	(1)

Total Forward Foreign Currency Contracts	$984	$(353)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.787%	$1,500	$(62)	$71	$9	$0
BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	3.550	700	(121)	77	0	(44)
Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.628	400	(85)	55	0	(30)
Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.787	1,600	(66)	75	9	0
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387	1,100	(6)	15	9	0
Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710	100	(1)	2	1	0
Panama Government International Bonds	1.000	Quarterly	06/20/2026	0.516	600	1	0	1	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478	500	70	(42)	28	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	2,400	(20)	17	0	(3)
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710	100	(1)	2	1	0
MYC	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	15,100	(8)	1	0	(7)
Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	$200	(39)	31	0	(8)

Total Swap Agreements	$(338)	$304	$58	$(92)

(l)

Securities with an aggregate market value of $372 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,905	$16,628	$39,533
Corporate Bonds & Notes
Banking & Finance	0	20,853	0	20,853
Industrials	0	37,337	8,196	45,533
Utilities	0	8,717	50	8,767
Convertible Bonds & Notes
Banking & Finance	0	156	0	156
Industrials	0	331	0	331
Municipal Bonds & Notes
California	0	41	0	41
Michigan	0	2,300	0	2,300
West Virginia	0	2,351	0	2,351
U.S. Government Agencies	0	326,173	0	326,173
U.S. Treasury Obligations	0	393	0	393
Non-Agency Mortgage-Backed Securities	0	40,102	0	40,102
Asset-Backed Securities
Home Equity Other	0	3,354	0	3,354
Manufacturing House ABS Other	0	1	0	1
Manufacturing House Sequential	0	268	0	268
Other ABS	0	2,495	3,446	5,941
Sovereign Issues	0	22,926	0	22,926
Common Stocks
Communication Services	1,199	72	1,619	2,890
Financials	2	3,138	0	3,140
Health Care	0	0	8,469	8,469
Industrials	0	0	4,964	4,964
Real Estate	0	8	65	73
Warrants
Communication Services	0	61	0	61
Preferred Securities
Banking & Finance	0	1,296	5,234	6,530
Industrials	0	678	953	1,631
Real Estate Investment Trusts
Real Estate	913	0	0	913
Short-Term Instruments
Egypt Treasury Bills	0	928	0	928
Nigeria Treasury Bills	0	4,684	0	4,684
U.S. Treasury Bills	0	758	0	758

	$2,114	$502,326	$49,624	$554,064
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,447	$0	$0	$20,447

Total Investments	$22,561	$502,326	$49,624	$574,511

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,524)	$0	$(7,524)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	353	0	353
Over the counter	0	1,042	0	1,042

	$0	$1,395	$0	$1,395
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(300)	0	(300)
Over the counter	0	(445)	0	(445)

	$0	$(745)	$0	$(745)

Total Financial Derivative Instruments	$0	$650	$0	$650

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Totals				$22,561		$495,452		$49,624	$567,637

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,655	$2,742	$(2,172)	$19	$4	$300	$10,080	$0	$16,628	$51
Corporate Bonds & Notes
Industrials	8,899	525	(2,243)	23	0	992	0	0	8,196	418
Utilities	0	43	0	(1)	0	8	0	0	50	8
Asset-Backed Securities
Other ABS	3,605	0	(10)	0	(5,237)	5,088	0	0	3,446	(160)
Common Stocks
Communication Services	632	0	(496)	0	366	1,117	0	0	1,619	1,537
Financials	3,412	0	(3,495)	0	(3,280)	3,363	0	0	0	0
Health Care	8,694	0	0	0	0	(225)	0	0	8,469	(225)
Industrials	4,118	1,125	(807)	0	13	515	0	0	4,964	515
Real Estate	4	0	0	0	0	61	0	0	65	61
Warrants
Communication Services	109	0	(98)	0	26	(37)	0	0	0	0
Financials	2	0	(8)	0	(2,654)	2,660	0	0	0	0
Preferred Securities
Banking & Finance	0	5,220	0	0	0	14	0	0	5,234	14
Industrials	1,009	67	0	0	0	(123)	0	0	953	(123)

Totals	$36,139	$9,722	$(9,329)	$41	$(10,762)	$13,733	$10,080	$0	$49,624	$2,096

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$3,980	Comparable Companies			EBITDA Multiple		X	16.360	—
		2,488	Discounted Cash Flow			Discount Rate			9.620	—
		10,160	Third Party Vendor			Broker Quote			43.500 - 97.750	95.371
Corporate Bonds & Notes
Industrials		8,196	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	-	—
Utilities		50	Indicative Market Quotation			Broker Quote		EU R	12.000	—
Asset-Backed Securities
Other ABS		3,446	Discounted Cash Flow			Discount Rate			10.320 - 13.750	11.703
Common Stocks
Communication Services		1,483	Indicative Market Quotation			Broker Quote			$15.000	—
		136	Reference Instrument			Liquidity Discount			12.000	—
Health Care		8,469	Comparable Companies			EBITDA Multiple		X	16.360	—
Industrials		4,615	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	-	—
		1	Indicative Market Quotation			Broker Quote			$0.594 - 4.250	4.095
		348	Indicative Market Quotation			Broker Quote		EU R	16.000	—
Real Estate		65	Other Valuation Techniques(2)			—			-	—
Preferred Securities
Banking & Finance		228	Discounted Cash Flow			Discount Rate			11.900	—
		5,006	Recent transaction			Purchase price			$-	—
Industrials		953	Discounted Cash Flow			Discount Rate			19.155	—

Total		$49,624

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3).In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period endedMarch 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,682	$124,863	$(112,100)	$3	$(1)	$20,447	$462	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:
BRL	Brazilian Real	EGP	Egyptian Pound	MXN	Mexican Peso
CAD	Canadian Dollar	EUR	Euro	NGN	Nigerian Naira
COP	Colombian Peso	GBP	British Pound	TRY	Turkish New Lira
DOP	Dominican Peso	JPY	Japanese Yen	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company